Earnings/(loss) per share - Computation of basic earnings per share (Details) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for basic computation	¥ 59,881,000	$ 8,203,663	¥ 27,698,446	¥ (268,552,622)
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	119,370	119,370	153,790	182,530
Earnings/(loss) per share - basic | (per share)	¥ 0.5	$ 0.07	¥ 0.18	¥ (1.47)
Class B ordinary shares
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for basic computation	¥ 31,850,395	$ 4,363,486	¥ 11,435,093	¥ (93,411,501)
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490	63,490	63,490	63,490
Earnings/(loss) per share - basic | (per share)	¥ 0.5	$ 0.07	¥ 0.18	¥ (1.47)